Intangible Assets, Net (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 11,910
2021	9,849
2022	7,632
2023	6,174
2024	4,869
2025 and thereafter	10,694
Finite-Lived Intangible Assets, Net	$ 51,128